Cover	Jun. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2021
Entity File Number	001-38555
Entity Registrant Name	Lovesac Co
Entity Central Index Key	0001701758
Entity Tax Identification Number	32-0514958
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Two Landmark Square
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	(888)
Local Phone Number	636-1223
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	LOVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable